Cash used in operations (Tables)	6 Months Ended
Dec. 31, 2024
Cash used in operations
Schedule of cash used in operations

	Three months ended		Six months ended
	31 December		31 December
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
(Loss)/profit before income tax	(34,517)	27,219	(32,889)	(5,585)
Adjustments for:
Depreciation	4,293	4,153	8,549	8,255
Amortization	49,423	50,495	102,693	97,340
Profit on disposal of intangible assets	(839)	(399)	(36,391)	(29,880)
Net finance costs	37,563	275	28,967	34,894
Non-cash employee benefit expense - equity-settled share-based payments	421	736	797	1,476
Foreign exchange losses/(gains) on operating activities	562	619	(152)	477
Reclassified from hedging reserve	184	250	2,943	(2)
Changes in working capital:
Inventories	(982)	1,022	(9,880)	(859)
Prepayments	8,685	9,286	(9,413)	(10,833)
Contract assets – accrued revenue	(14,088)	(14,476)	(20,069)	(18,487)
Trade receivables	(35,013)	(39,110)	(49,243)	(44,355)
Other receivables	140	9,612	713	7,863
Contract liabilities – deferred revenue	(62,241)	(64,780)	(34,105)	(18,581)
Trade and other payables	(9,386)	(23,602)	14,920	(31,839)
Provisions	(12)	688	(39)	(2,025)
Cash used in operations	(55,807)	(38,012)	(32,599)	(12,141)